POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS
The cost of providing benefits is determined using the projected unit credit method with actuarial valuations being carried out at the end of each annual reporting period. All remeasurements of the defined benefit obligation, such as actuarial gains and losses and return on plan assets, are recognised directly in other comprehensive income. Remeasurements recognised in other comprehensive income are reflected immediately in retained earnings and are not reclassified to profit or loss. Service costs are presented within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. Past service costs are recognised immediately within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest cost is presented within finance costs or finance income, as applicable, in the consolidated income statement. The defined benefit obligation recognised in the consolidated statement of financial position represents the present value of the estimated future cash outflows using interest rates of high quality corporate or government bonds, depending on whether or not there is a deep market for corporate bonds in the relevant country, which have terms to maturity approximating the terms of the related liability.
The following table summarises non-current employee benefit liabilities as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Retirement benefit obligation of defined benefit plans	95	184
Other employee benefit liabilities	67	94
Total non-current employee benefit liabilities	162	278

Defined benefit plans
The Group sponsors a number of defined benefit pension plans in Belgium, France, Germany, Great Britain, Luxembourg and Norway of which the Great Britain plan (GB Scheme) and Germany plans (Pension Plan 1 and Pension Plan 2) are the most significant.
The GB Scheme’s defined benefit obligation includes benefits for current employees, former employees and current pensioners. The GB Scheme was closed to new members with effect from 1 October 2005 and is administered by a separate Board of Trustees, which is legally separate from the Group. The Trustees are composed of representatives of both the employer and employees. The Trustees are required by law to act in the interest of all relevant beneficiaries and are responsible for the investment policy with regard to the assets plus the day to day administration of the benefits.
A full actuarial valuation of the GB Scheme occurs on a triennial basis by a qualified external actuary. The latest triennial valuation was carried out as at 5 April 2016 and has been updated to 31 December 2017. The Group’s contributions are determined on the basis of the triennial valuations.
Germany’s defined benefit pension plans are open to existing members but closed to new entrants. The defined benefit obligation includes benefits for current employees, former employees and current pensioners. Pension Plan 1 is funded through a support fund administered by an insurance company. Pension Plan 2 is administered by the Group with the plan being covered by a Contractual Trust Arrangement (CTA) and a single reinsurance contract. The latest annual valuation for these plans was performed as at 31 December 2017.
Risks
Our defined benefit pension schemes expose the Group to a number of risks, including:

•
Asset volatility - The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperformed this yield, this will create a deficit. Some of our plans hold a significant proportion of growth assets (equities and property) which, though expected to outperform corporate bonds in the long-term, create volatility and risk in the short-term. The allocation to growth assets is monitored to ensure it remains appropriate given each scheme’s long-term objectives.

•
Changes in bond yields - A decrease in corporate bond yields will increase the defined benefit liability, although this will be partially offset by an increase in the value of the plan’s bond holdings.

•
Inflation risk - A significant proportion of our benefit obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation). The majority of the assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

•
Life expectancy - The majority of our plans have an obligation to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the defined benefit liabilities.

Benefit costs
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Service cost	53	49	51
Past service cost	(3)	—	3
Net interest cost (income)	3	2	—
Administrative expenses	2	2	3
Total cost	55	53	57

Other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Actuarial (gain) / loss on DBO arising during the period	30	248	27
Return on plan assets (greater) / less than discount rate	(121)	(183)	23
Net charge to OCI	(91)	65	50

Benefit obligation and fair value of plan assets
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,947	1,493
Service cost	53	49
Past service cost	(3)	—
Interest costs on defined benefit obligation	43	50
Plan participants contribution	45	63
Actuarial loss (gain) - experience	5	(34)
Actuarial loss (gain) - demographic assumptions	—	(10)
Actuarial loss (gain) - financial assumptions	25	292
Benefit payments	(90)	(50)
Administrative expenses	2	—
Currency translation adjustments	(50)	(174)
Additions - Merger (Note 2)	—	268
Settlements	(8)	—
Benefit obligation at end of plan year	1,969	1,947
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	1,779	1,369
Interest income on plan assets	40	48
Return on plan assets greater than discount rate	121	183
Plan participants contributions	45	63
Employer contributions	58	78
Benefit payments	(90)	(50)
Administrative expenses	—	(2)
Additions - Merger (Note 2)	—	263
Currency translation adjustment	(48)	(173)
Settlements	(7)	—
Fair value of plan assets at end of plan year	1,898	1,779

Timing of benefit payments
The weighted average duration of the defined benefit plan obligation as at 31 December 2017 is 22 years.
Retirement benefit status
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Net benefit status:
Present value of obligation	(1,969)	(1,947)
Fair value of assets	1,898	1,779
Net benefit status	(71)	(168)
Retirement benefit surplus	24	16
Retirement benefit obligation	(95)	(184)

Actuarial assumptions
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2017	31 December 2016
Financial assumptions	%	%
Discount rate	2.3	2.3
Rate of compensation increase	3.1	3.2
Rate of price inflation	2.9	2.9

Demographic assumptions (weighted average)(A)	31 December 2017	31 December 2016
Retiring at the end of the reporting period
Male	21.4	21.2
Female	24.3	24.0
Retiring 15 years after the end of the reporting period
Male	22.7	22.5
Female	25.6	25.4

(A)	These assumptions translate into an average life expectancy in years for an employee retiring at age 65.
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption %	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal Assumptions		2017	2016	2017	2016
Discount rate	0.5	(9.1)	(9.6)	10.6	10.7
Rate of compensation increase	0.5	2.6	2.7	(2.4)	(2.5)
Rate of price inflation	0.5	8.9	9.4	(7.8)	(9.6)
Mortality rates	1 year	2.5	2.5	(2.4)	(2.4)

The sensitivity analyses have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.
Pension plan assets
The Group has established formal investment policies for the assets associated with the pension plans. Policy objectives include (1) maximising long-term return at acceptable risk levels; (2) diversifying among asset classes, if appropriate, and among investment managers; and (3) establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk, including quality and diversification standards. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2017	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	226	226	—
Non-US equities	749	693	56
Fixed-income securities:(B)
Corporate bonds and notes	60	34	26
Government bonds	409	387	22
Short-term investments(C)	10	5	5
Other investments:
Real estate funds(D)	226	14	212
Insurance contracts(E)	218	—	218
	1,898	1,359	539

	Total 31 December 2016	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	230	203	27
Non-US equities	662	641	21
Fixed-income securities:(B)
Corporate bonds and notes	172	145	27
Government bonds	328	310	18
Short-term investments(C)	37	30	7
Other investments:
Real estate funds(D)	149	14	135
Insurance contracts(E)	201	—	201
	1,779	1,343	436

(A)
Equity securities are comprised of the following investment types: (1) ordinary shares; (2) preference shares; and (3) common trust funds. Investments in ordinary and preference shares are valued using quoted market prices multiplied by the number of shares owned. Investments in common trust funds are valued at the fund unit price multiplied by the number of fund units held.

(B)
Investments other than those held in common trust funds are valued utilising a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads and/or other applicable reference data.

(C)	Short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in actively managed common trust funds or interest-bearing accounts.

(D)
Real estate funds are valued at net asset value, which is calculated using the most recent partnership financial reports, adjusted, as appropriate, for any lag between the date of the financial reports and the measurement date (as of 31 December 2017, it is not probable that these investments will be sold at an amount other than net asset value).

(E)	Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
Contributions
Contributions to pension plans totalled €58 million, €78 million and €47 million during the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. During 2016, the Group and the Trustees of the GB Scheme agreed to additional future funding levels to improve the funded status of this plan. Approximately €29 million of the €78 million contributed by the Group during 2016 related to the additional contributions agreed upon between the Group and the Trustees. The Group expects to make contributions of €53 million for the full year ending 31 December 2018 in line with the agreed funding plan.
Other employee benefit liabilities
In Germany, the Group also has an early retirement programme designed to create an incentive for employees, within a certain age group, to transition from (full or part-time) employment into retirement before their legal retirement age. Further, the Group also sponsors deferred compensation plans in other territories. The current portion of these liabilities totalled €21 million and €24 million as at 31 December 2017 and 31 December 2016, respectively and is included within the current portion of employee benefit liabilities on the consolidated statement of financial position. The non-current portion of these liabilities totalled €67 million and €94 million as at 31 December 2017 and 31 December 2016 and is included within employee benefit liabilities on the consolidated statement of financial position.
Defined contribution plans
The Group sponsors qualified defined contribution plans covering substantially all of our employees in Iceland, the Netherlands, Norway, Spain and certain employees in Great Britain. Contributions payable for the period are charged to the consolidated income statement as an operating expense for defined contribution plans. Contributions to these plans totalled €25 million, €24 million and €22 million during the year ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively.